As filed with the Securities and Exchange Commission on 09/07/05

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6194
The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)
Foley & Lardner LLP
777 E. Wisconsin Ave., Milwaukee, WI 53202
(Name and address of agent for service)
1-800-368-3322
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2005
Date of reporting period: June 30, 2005

Item 1. Report to Stockholders.
CHACONIA INCOME & GROWTH FUND, INC.
Letter to Shareholders
Dear Shareholders:
We are pleased to report that the Chaconia Income and Growth Fund achieved a total return of 3.4% for the first half of 2005 and 6.9% for the past year. The returns of the blended S&P 500 Index and Lehman Government Credit Bond Index (50%/50%) for the same periods were 1% and 6.8%, respectively. Consistent with our investment approach, performance in the Chaconia Income and Growth Fund was driven by stock selection across most sectors. Corning Inc., a technology company focused on fiber optic cable and LCD glass, rose +49% in the second quarter as demand for flat panel displays continued to rise. Another strong performer included Countrywide Financial Group, a mortgage lender that rose +19% during the quarter. On the fixed income side, holdings in U.S. government agency and asset backed bonds led the Fund’s bond performance for the first half of 2005. We will continue our focus on utilizing high quality, secured corporate bonds and U.S. Government Agency securities along with the stocks of companies that we believe are attractively priced and offer potential for appreciation.
U.S. Market Review for First Half of 2005
Even though many data points in the first quarter pointed to a robust economic environment, equity performance did not reflect this perspective and returns were negative across the board for most major sectors. The markets in the second quarter shifted into positive territory, however, as a combination of continued improving macroeconomic data and a more optimistic investor sentiment prevailed. U.S. Gross Domestic Product was revised upwards to +3.8%, signaling a healthy overall economy. Employment reports in June came in stronger than expected with U.S. non-farm payrolls growing by 352,000 jobs in April and May, slightly ahead of consensus forecasts. The unemployment rate continued to fall, declining to 5.1%, a near term record. The positive employment figures were anchored with strong housing starts and ever increasing home sales prices. A narrowing trade deficit and record auto sales provided further comfort that the U.S. economy was heading in the right direction.
Benchmark bond yields ended the quarter flat for the year but for the second quarter yields were down significantly. The 5-Year Note’s yield fell more than 40 basis points and yields for 10-Year and 30-Year U.S. Treasuries dropped more than 50 basis points which led to positive total returns for all the major fixed income sectors. Strong positive total returns in corporate bonds were somewhat diluted though by the poor performance of the Credit sector compared to the gains of U.S. Treasuries — indicating that credit investors were not compensated for the additional risk taken. However, there were several positive data points mitigating the lagging performance of the Credit sector. First, inflation figures, which in the early part of the quarter contributed to the 10-Year yield stretching upwards briefly to 4.5%, were much tamer in May and June. Second, demand by foreign buyers and pension plans for U.S. Treasuries pushed yields lower and the bond market higher. The bond market has continued to perform well and has benefited from falling yields and low inflation.
Outlook for Second Half of 2005
Solid corporate profit growth, tame inflation, a smaller than expected budget deficit and GDP growth above 3% are all factors that should bode well for both the equity and fixed income markets. Barring any exogenous shocks to the U.S. economy, we look for market returns to continue to reflect the tempered optimism of both the consumer and business sectors. The Chaconia Income and Growth Fund is well positioned to benefit from an environment of improving economic fundamentals and corporate growth. Equity and debt securities of companies that have demonstrated the ability to both consistently perform and deliver value to their customers should continue to reward prudent investors. We maintain our focus in selecting such companies for the Chaconia Income and Growth Fund. We will continue to employ our investment philosophy as we work hard to deliver for our shareholders.
Sincerely,
Michael Alexander
President
June 30, 2005
The performance data included above represents past performance and is no guarantee of future results. The investment return and principal value of your investment in the Chaconia Income & Growth Fund will fluctuate so that your shares, when redeemed, may be worth more or less that their original cost.

CHACONIA INCOME & GROWTH FUND, INC.
Additional Information on Fund Expenses
For the Six Months Ended June 30, 2005
As a shareholder of the mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (01/1/05 – 06/30/05).
Actual Expenses
The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Fund charges no sales load, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

CHACONIA INCOME & GROWTH FUND, INC.
Additional Information on Fund Expenses (continued)
For the Six Months Ended June 30, 2005

	Beginning Value	Ending Value	Expenses Paid During the Period
	01/1/05	06/30/05	01/1/05 - 06/30/05*

Actual	$1,000.00	$1,034.40	$15.94

Hypothetical (5% annual return before expenses)	$1,000.00	$1,009.12	$15.74

* Expenses are equal to the Fund’s annualized expense ratio of 3.11% multiplied by the average account value over the period multiplied by 184/366 (to reflect the one-half year period).
Asset Breakdown
(as a % of investments)

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments
June 30, 2005 (Unaudited)

Number of		Market
Shares		Value
	COMMON STOCKS - 71.52%

	Aerospace & Defense - 1.47%
4,500	The Boeing Company	$297,000

	Basic Materials - 1.95%
8,900	The Dow Chemical Company	396,317

	Capital Goods - 0.75%
4,400	General Electric Company	152,460

	Consumer Merchandising - 1.44%
12,000	The TJX Companies, Inc.	292,200

	Consumer Staples - 3.03%
5,800	Target Corporation	315,578
11,900	The Walt Disney Company	299,642

		615,220

	Electric Services - 1.39%
9,500	Duke Energy Corporation	282,435

	Financial Services - 15.84%
6,700	Bank of America Corporation	305,587
11,700	Citigroup, Inc.	540,891
13,598	Countrywide Financial Corporation	525,019
6,400	Fannie Mae	373,760
5,700	Freddie Mac	371,811
4,200	The Goldman Sachs Group, Inc.	428,484
7,000	Merrill Lynch & Co., Inc.	385,070
5,408	Morgan Stanley	283,758

		3,214,380

	Food & Beverages - 4.55%
14,400	Darden Restaurants, Inc.	474,912
8,600	Yum! Brands, Inc.	447,888

		922,800

	Health Care - 6.78%
5,425	Barr Pharmaceuticals Inc. *	264,414
6,600	Beckman Coulter, Inc.	419,562
7,000	Express Scripts, Inc. *	349,860
9,400	Pfizer Inc.	259,252
1,200	Wellpoint Inc. *	83,568

		1,376,656

	Insurance - 3.30%
8,200	The Allstate Corporation	$489,950
3,100	American International Group, Inc.	180,110

		670,060

	Integrated Oils - 11.91%
8,900	Apache Corporation	574,940
14,100	Burlington Resources Inc.	778,884
6,700	Devon Energy Corporation	339,556
9,400	Occidental Petroleum Corporation	723,142

		2,416,522

	Mulitmedia - 0.70%
8,500	Time Warner Inc. *	142,035

	Mutual Funds - 7.10%
477,123	Trinidad & Tobago Unit Trust Corporation
	First Unit Scheme f *	1,441,771

	Semiconductors - 3.74%
18,300	Intel Corporation	476,898
5,900	International Rectifier Corporation *	281,548

		758,446

	Technology - 5.60%
27,700	Corning Incorporated *	460,374
27,600	Flextronics International Ltd. f *	364,596
4,200	International Business Machines Corporation	311,640

		1,136,610

	Telecommunications - 1.30%
7,600	CenturyTel, Inc.	263,188

	Transportation - 0.67%
2,100	Union Pacific Corporation	136,080

	TOTAL COMMON STOCKS
	(Cost $10,115,460)	$14,514,180

See Notes to the Financial Statements.

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2005 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS - 7.22%

	Automotive - 0.48%
	Ford Motor Co.,
$100,000	7.375%, 02/01/2011	$97,520

	Consumer Cyclicals - 1.76%
	Wal-Mart Stores, Inc.,
300,000	7.25%, 06/01/2013	357,014

	Financial Services - 1.92%
	General Motors Acceptance Corp.
100,000	6.875%, 08/28/2012	91,667
	National Rural Utilities
100,000	4.75%, 03/01/2014	101,849
	Private Export Funding
200,000	3.375%, 02/15/2009	196,775

		390,291

	Oil & Gas - 0.90%
	Rowan Companies
175,000	5.88%, 03/15/2012	183,245

	Transportation - 2.16%
	The Burlington Northern and Santa Fe Railway Company,
115,853	5.943%, 01/15/2022	127,149
	FedEx Corp.,
90,000	1993-A, 8.76%, 05/22/2015	106,498
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	104,640
	Union Pacific Corporation
100,000	2003-1, 4.698%, 01/02/2024	99,627

		437,914

	TOTAL CORPORATE BONDS
	(Cost $1,408,412)	$1,465,984

	NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES - 4.34%
	California Infrastructure PG&E
$48,262	Series 1997-1, Class A7,	$49,122
	6.42%, 09/25/2008
	CenterPoint Energy Transition Bond Company LLC
100,000	Series 2001-1, Class A4,	107,240
	5.63%, 09/15/2015
89,299	Comed Transitional Funding Trust	90,960
	Series 1998-1, Class A6, 06/25/2009
	Connecticut RRB Special Purpose Trust CL&P
90,000	Series 2001-1, Class A5,	97,901
	6.21%, 12/30/2011
	CPL Transition Funding LLC
100,000	Series 2002-1, Class A5,	114,300
	6.25%, 01/15/2017
	Massachusetts RRB Special Purpose
90,443	Series 2001-1, Class A,	97,779
	6.53%, 06/01/2015
100,000	Series 2005-1, Class A2,	99,573
	3.78%, 09/15/2010
	PSE&G Transition Funding LLC
100,000	Series 2001-1, Class A7,	117,243
	6.75%, 06/15/2016
	West Pennsylvania Funding
100,000	Series 1999-A, 6.98%, 12/25/2008	106,253
	TOTAL NON-AGENCY MORTGAGE & ASSET BACKED SECURITIES

	(Cost $867,161)	880,371

	U.S. GOVERNMENT AGENCY AND AGENCY-BACKED ISSUES - 13.64%
	AID-ISRAEL
200,000	5.50%, 12/04/2023 f	224,740
	Amethyst,
183,337	4.62%, 04/15/2016 f	186,723
See Notes to the Financial Statements.

CHACONIA INCOME & GROWTH FUND, INC.
Schedule of Investments (continued)
June 30, 2005 (Unaudited)

Principal		Market
Amount		Value
	Government National Mortgage Association (GNMA) Real Estate Mortgage Investment Conduit Pass-Thru Certificates:
$100,000	Series 2001-12, Class B,	$105,624
	6.156%, 06/16/2021
188,729	Series 2002-83, Class A,	185,836
	3.313%, 04/16/2017
110,797	Series 2003-43, Class A,	107,237
	2.709%, 07/16/2021
149,468	Series 2003-48, Class AB,	145,569
	2.866%, 02/16/2020
94,522	Series 2003-72, Class B,	94,666
	4.356%, 02/16/2030
100,000	Series 2004-25, Class AC,	97,642
	3.377%, 01/16/2023
120,103	Series 2004-78, Class A,	118,251
	3.590%, 11/16/2017
98,048	Series 2005-2 Class B,	97,519
	4.116%, 03/16/2019
89,161	Series 2005-14, Class A,	88,571
	4.130%, 02/16/2027

		1,452,378

	Public Service New Hampshire Funding LLC

100,000	2001-1, 6.480%, 05/01/2015	111,454

	Small Business Administration (SBA) Participation Certificates:
138,167	Series 2004-10C, Class 1,	138,435
	4.23%, 05/01/2014
254,958	Series 2002-20H, Class 1,	264,650
	5.310%, 08/01/2022
92,488	Series 2003-20J, Class 1,	94,541
	4.920%, 10/01/2023
382,003	Series 2004-20E, Class 1,	395,118
	5.180%, 05/01/2024
189,990	Series 2004-20F, Class 1,	199,575
	5.520%, 06/01/2024
	Tennessee Valley Authority
100,000	Series C, 6.00%, 03/15/2013	112,426

		1,316,199

	Total U.S. Government Agency and Agency-Backed Issues
	(cost $2,707,609)	$2,768,577

	SHORT TERM INVESTMENTS - 4.09%
	Variable Rate Demand Notes - 4.09%
	First American Treasury Obligations Fund — Class A

$830,418	2.386%	$830,418

	TOTAL SHORT TERM INVESTMENTS
	(Cost $830,418)	$830,418

	Total Investments
	(Cost $15,929,060) - 100.81%	$20,459,530
	Liabilities in Excess of Other Assets
	-(0.81)%	(164,048)

	TOTAL NET ASSETS - 100.00%	$20,295,482

(a)	Affiliated issuer.

*	Non-income producing

f	Foreign security
See Notes to the Financial Statements.

CHACONIA INCOME & GROWTH FUND, INC.
Statement of Assets and Liabilities
June 30, 2005 (Unaudited)

ASSETS:
Investments, at value
Non-affiliates (cost $15,064,789)	$19,017,759
Affiliates (cost $864,271)	1,441,771
Interest receivable	52,676
Dividends receivable	11,316
Receivable from Fund shares sold	287
Other assets	23,287

Total assets	$20,547,096

LIABILITIES:
Accrued distribution fees	47,399
Accrued service fees	47,214
Payable to Transfer Agent	28,877
Payable to Adviser	29,784
Payable for Fund shares redeemed	1,515
Other accrued expenses	96,826

Total liabilities	251,615

NET ASSETS	$20,295,481

NET ASSETS CONSIST OF:
Capital stock ($0.01 par value) and paid in capital	$25,850,373
Undistributed net investment loss	(407,278)
Accumulated net realized loss on investments	(9,678,083)
Net unrealized appreciation on investments	4,530,470

Total net assets	$20,295,482

Shares outstanding (8,000,000 shares authorized)	1,874,859

Net asset value, redemption price and offering price per share	$10.83

CHACONIA INCOME & GROWTH FUND, INC.
Statement of Operations
For the Six Months Ended June 30, 2005

INVESTMENT INCOME:
Interest income	$122,407
Dividend income from Non-affiliates	99,781
Dividend income from affiliates	23,246

Total investment income	$245,434

EXPENSES:
Advisory fees	63,486
Distribution fees	52,589
Service fees	26,294
Shareholder servicing and accounting costs	62,904
Professional fees	41,814
Directors fees and expenses	21,987
Administration fees	19,422
Custody fees	2,782
Federal and state registration fees	3,020
Other	14,357

Total expenses	$308,655

NET INVESTMENT LOSS	$(63,221)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	479,326
Net change in unrealized appreciation /depreciation on investments	248,830

Net realized and unrealized gain on investments	728,156

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$664,935

See Notes to the Financial Statements.

CHACONIA INCOME & GROWTH FUND, INC.
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004
OPERATIONS:
Net investment (loss)	$(63,221)	$(99,930)
Net realized gain on investments	479,326	(487,144)
Net change in unrealized appreciation on investments	248,830	2,054,590

Net increase in net assets from operations	664,935	1,467,516

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:	—	(8,395)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	436,933	1,105,579
Reinvestment of dividends	—	5,998
Payment for shares redeemed	(3,021,402)	(3,155,120)

Net decrease in net assets from capital share transactions	(2,584,469)	(2,043,543)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,919,534)	(584,422)

NET ASSETS:
Beginning of year	22,215,016	22,799,438

End of year	$20,295,482	$22,215,016

CHANGES IN SHARES OUTSTANDING:
Shares sold	41,070	111,323
Shares issued to holders in reinvestment of dividends	—	574
Shares redeemed	(287,917)	(316,342)

Net decrease	(246,847)	(204,445)
Beginning Shares	2,122,127	2,326,572

Ending Shares	1,875,280	2,122,127

See Notes to the Financial Statements.

CHACONIA INCOME & GROWTH FUND, INC.
Financial Highlights

	For the
	Six Months Ended		Year Ended December 31,
	June 30, 2005		2004		2003		2002	2001	2000
	(Unaudited)
Per Share Data (for a share outstanding throughout the year):

Net asset value, beginning of year	$10.47		$9.80		$8.02		$9.75	$10.57	$12.34

Income from investment operations:
Net investment income/(loss)	(0.03	)(1)	(0.06	)(1)	(0.10	)(1)	0.03 (1)	0.02 (1)	0.07
Net realized and unrealized gain/(loss) on investments	0.39		0.73		1.92		(1.70)	(0.80)	(1.77)

Total from investment operations	0.36		0.67		1.82		(1.67)	(0.78)	(1.70)

Less distributions:
From net investment income	0.00		0.00		(0.04)		(0.06)	(0.04)	(0.07)

Total distributions	0.00		0.00		(0.04)		(0.06)	(0.04)	(0.07)

Net asset value, end of year	$10.83		$10.47		$9.80		$8.02	$9.75	$10.57

Total return	3.44%		6.88%		22.71%		-17.15%	-7.33%	-13.76%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$20,295		$22,215		$22,799		$20,637	$30,235	$43,260

Ratio of expenses to average net assets	2.93%		3.16%		3.90%		3.40%	2.91%	1.94%

Ratio of net investment income (loss) to average net assets	(0.59)%		(0.44)%		(0.98)%		0.36%	0.19%	0.54%

Portfolio turnover rate	9.08%		21.25%		13.70%		16.36%	19.65%	62.44%

(1)	Net investment income per share is calculated using the ending balance of undistributed net investment income (loss) prior to consideration of adjustments for permanent book and tax differences.
See Notes to the Financial Statements.

CHACONIA INCOME & GROWTH FUND, INC.
Notes to the Financial Statements
June 30, 2005 (Unaudited)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Chaconia Income & Growth Fund, Inc. (the “Fund”) is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund’s investment objective is high current income and capital appreciation.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.
a)	Investment Valuation — Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith under procedures established by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b)	Federal Income Taxes — Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c)	Distributions to Shareholders — Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature

d)	Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e)	Foreign Securities — Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

f)	Other — Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the sale of investment securities by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Bond premiums and discounts are amortized using the effective interest method.
2. INVESTMENT TRANSACTIONS AND TAX INFORMATION
The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six months ended June 30, 2005 were as follows:

	Purchases	Sales
U.S. Government	$206,057	$33,834
Other	1,699,150	5,387,623

CHACONIA INCOME & GROWTH FUND, INC.
Notes to Financial Statements (continued)
June 30, 2005 (Unaudited)
As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Cost of investments	$18,650,479

Gross unrealized appreciation	5,339,258
Gross unrealized depreciation	(1,057,618)

Net unrealized depreciation	$4,281,640

Undistributed ordinary income	$97,175
Undistributed long-term capital gain	—

Total distributable earnings	$97,175

Other accumulated gains/losses	$(10,157,409)

Total accumulated earnings/(losses)	$(5,778,594)

At December 31, 2004, the Fund had accumulated capital loss carryforwards of $3,103,208 expiring in 2008, $5,220,744 expiring in 2009, 413,844 expiring in 2010 and 244,113 expiring in 2011. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. In addition, the Fund realized, on a tax basis, a post-October loss through December 31, 2004 of 63,253. This loss is not recognized for tax purposes until the first day of the following fiscal year.
The tax character of distributions during the years ended December 31, 2004 and December 31, 2003 are as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2004	December 31, 2003
Distributions paid from:
Ordinary Income	$8,395	$95,742
Long-term capital gains	—	—
3. INVESTMENT MANAGEMENT FEE AND OTHER AGREEMENTS
The Fund has an investment advisory and management agreement with Earnest Partners, LLC (the “Adviser”). Under the agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or 0.75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million; and 0.25% of the portion of the daily net assets exceeding $20 million.
U.S. Bancorp Fund Services, LLC serves as Transfer Agent, Administrator and Accounting Services Agent for the Fund. U.S. Bank, N.A. serves as Custodian for the Fund.
4. SERVICE AND DISTRIBUTION PLANS
The Fund pays service fees to certain entities for personal service and/or maintenance of shareholder accounts. Service fees are calculated up to 0.25% of each shareholder account opened with the Fund as a result of a sale made by the particular entity of the Fund’s shares. The Fund incurred service fees of $56,419 under this agreement during the year ended December 31, 2004.
The Board of Directors has adopted a Distribution Plan (the “Plan”) applicable to the Fund under Rule 12b-1 of the Investment Company Act of 1940, as amended. Pursuant to the Plan, registered brokers and dealers and qualified recipients are reimbursed by the Fund for services provided and expenses incurred in connection with the sale of the Fund’s shares of up to 0.50% of the average daily net assets of the Fund. In November 2002, the Fund entered into a distribution agreement with Chaconia Financial Services, Inc. (“CFS”), a registered broker-dealer and subsidiary of the Trinidad & Tobago Unit Trust Corporation (“UTC”), the Fund’s sponsor, for distribution of Fund shares in the United States of America. For the six months ended June 30, 2005, CFS and UTC earned $58,589.
5. TRANSACTIONS WITH AFFILIATES
The following company is affiliated, as defined in Section (2)(a)(3) of the Investment Company Act of 1940, with the Chaconia Income & Growth Fund.

	Share Balance at			Share Balance at
Name of Issuer	January 1, 2005	Purchases	Sales	June 30, 2005
Trinidad & Tobago
Unit Trust Corporation - First Unit Scheme*	477,123	—	—	477,123
Cost	$864,271	—	—	$864,271
* Dividends paid to the Fund during the six months ended June 30, 2005 were $23,248 and there were no realized gains (losses) for the period.

CHACONIA INCOME & GROWTH FUND, INC.
DISCLOSURE REGARDING THE BOARD OF DIRECTORS APPROVAL OF THE
INVESTMENT ADVISORY CONTRACT FOR THE CHACONIA INCOME AND GROWTH FUND
Members of the board of directors of the Chaconia Income and Growth Fund (the “Board”), including a majority of whom are not affiliated with the Fund’s adviser (“Independent Directors”), met on February 4, 2005 and approved the continuation of the Fund’s investment management agreement with the Adviser. Although the Independent Directors met specifically on that date to consider the renewal of the investment management agreement, the Independent Directors received information periodically throughout the year that they considered in the investment management agreement renewal process. Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Board, including a majority of the Independent Directors, approved the continuation of the investment management agreement for the Fund for an additional one-year period.
In considering the contract and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.
1.	Nature, Extent and Quality of Services Provided by the Adviser — The Board’s analysis of the nature, extent and quality of the Adviser’s services to the Fund took into account knowledge gained from the Board’s regular quarterly meetings with the Adviser throughout the year. In addition, the Board reviewed and considered the Adviser’s resources and key personnel involved in providing investment management services to the Fund and the Adviser’s management history. The Board also considered other services that the Adviser provided for the Fund, such as monitoring adherence to the Fund’s investment restrictions, providing support services to the Board and the Audit Committee of the Board and monitoring compliance with other applicable securities laws and regulations. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Fund was appropriate and that the Fund was likely to continue to benefit from services provided under its contract with the Adviser.

2.	Investment Performance of the Adviser and the Fund — In considering the investment performance of the Fund, the Board reviewed information regarding the Fund’s performance in comparison to various stock market indices and also peer funds. With respect to the Fund’s performance relative to stock market indices, the Board noted that the Fund had modestly underperformed certain benchmarks and slightly outperformed other benchmarks for the 12 months ended December 31, 2004. The Board also considered the Adviser’s quarterly portfolio commentary and review of the Fund’s performance, including discussions regarding the Fund’s performance during those periods. The Board also reviewed and compared the Fund’s performance relative to other peer funds. After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser’s management of the Fund.

3.	Costs of Services Provided and Profits Realized by the Adviser — The Board examined the fee and expense information for the Fund relative to other funds of comparable size, character and investment objective. The Board noted that the Fund’s investment management fee was in the second quartile relative to peer funds, but also observed that the Fund’s total expense ratio, was in the fourth quartile relative to the Fund’s peers. The Board also reviewed and considered management fees charged by the Adviser to other investment advisory clients and generally discussed the cost of obtaining alternative investment advisory services. In light of all of the information that the Board received and considered, it concluded that the management fees were reasonable with respect to the services provided and the performance of the Fund.

4.	Economies of Scale and Fee Levels Reflecting Those Economies — The Board considered the extent to which economies of scale would be realized as the Fund grows, including a consideration of breakpoints in the investment management agreement fee schedule. The Board noted that the investment management fees were adjusted if economies of scale were realized as the Fund grew.

5.	Benefits Derived from the Relationship with the Fund — The Board noted that the Adviser received minimal ancillary benefits from its association with the Fund in the form of soft-dollar research and the development of managed account relationships.
After consideration of the above factors as well as other factors, the Board, including a majority of the Independent Directors, concluded that the approval of the renewal of the Fund’s advisory agreement was in the best interest of the Fund and its shareholders.

CHACONIA INCOME & GROWTH FUND, INC.
PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-368-3322 or on the SEC website at www.sec.gov.
The actual voting recorded relating to portfolio securities during the twelve month period ended June 30 (as filed with the SEC on Form N-PX) are available without charge by calling 1-800-368-3322 or by accessing the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

CHACONIA INCOME & GROWTH FUND, INC.

DIRECTORS AND PRINCIPAL OFFICERS
Clarry Benn, Chairman
Dr. Anthony T. Bryan, Director
Dr. John A. Cole, Director
Dr. Roosevelt J. Williams, Director
Nigel Scott, Director
Michael Alexander, President and Director
Eutrice Carrington, Vice President and Treasurer
Gayle Daniel-Worrell, Director, Vice President and Secretary
Larry Olton, Chief Compliance Officer

INVESTMENT ADVISER
Earnest Partners, LLC
75 Fourteenth Street, Suite 2300
Atlanta, Georgia, 30309

DISTRIBUTOR
Chaconia Financial Services, Inc.
c/o Trinidad & Tobago Unit Trust Corporation
UTC Financial Center
82 Independence Square
Port of Spain, Trinidad

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
None.

Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Chaconia Income & Growth Fund, Inc.

By (Signature and Title)	/s/ Michael Alexander

Michael Alexander, President

Date	September 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Alexander

Michael Alexander, President

Date	September 5, 2005

By (Signature and Title)*	/s/ Eutrice Carrington

Eutrice Carrington, Treasurer

Date	September 5, 2005

* Print the name and title of each signing officer under his or her signature.